Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Disclosure of Detailed Information About Capital

	2024	2023
Long-term debt	$18,819	$10,799
Less: cash and cash equivalents	131	877
Long-term debt, net	$18,688	$9,922
Total shareholders’ equity	$39,468	$39,832
Debt to book capitalization	32%	20%